Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of income tax expense and income tax related to profit

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020

Profit before income tax from continuing operations	361,257	350,453	878,629

Tax at 25%	90,313	87,613	219,657
Permanent differences	(30,796)	2,503	(7,181)
Effect of different tax rates	9,953	(8,720)	(30,686)
Tax credits (deductions)	3,667	(14,998)	(14,980)
Prior year income tax expense	12,685	18,908	517
Other income tax expenses/(income)	4,289	(180)	2,312
Total income tax expense	90,111	85,126	169,639

Deferred tax	(15,138)	17,754	43,138
Current tax	105,249	67,372	126,501
Total income tax expense	90,111	85,126	169,639

Schedule of deferred tax assets and liabilities

	Tax effect
	31/12/2022	31/12/2021	31/12/2020

Assets
Provisions	20,511	8,387	3,942
Inventories	67,557	47,908	59,129
Tax credits (deductions)	33,921	26,425	57,896
Tax loss carryforwards	58,159	51,750	53,063
Other	6,197	19,993	11,004
Subtotal, assets	186,345	154,463	185,034
Goodwill	(3,063)	(2,106)	(30,040)
Fixed assets, amortisation and depreciation	(16)	3,151	(3,011)
Intangible assets	(1,349)	(3,001)	(2,062)
Other	(6,994)	—	—
Subtotal, net liabilities	(11,422)	(1,956)	(35,113)
Deferred assets, net	174,923	152,507	149,921

Liabilities
Goodwill	(337,948)	(272,596)	(215,907)
Intangible assets	(669,316)	(288,819)	(270,145)
Fixed assets	(92,811)	(86,899)	(78,325)
Debt cancellation costs	(50,666)	(61,543)	(66,720)
Subtotal, liabilities	(1,150,741)	(709,857)	(631,097)
Tax loss carryforwards	2,993	2,160	12,024
Tax credits (deductions)	14,578	—	—
Inventories	652	5,532	1,673
Provisions	70,206	37,671	36,663
Other	27,489	30,510	23,924
Subtotal, net assets	115,918	75,873	74,284
Net deferred Liabilities	(1,034,823)	(633,984)	(556,813)

Schedule of movement in deferred tax assets and liabilities

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2022	31/12/2021	31/12/2020
Balance at 1 January	(481,477)	(406,892)	(340,803)
Movements during the year	15,138	(17,754)	(43,138)
Business combination (note 3)	(361,051)	(16,400)	(47,988)
Translation differences	(32,510)	(40,431)	25,037
Balance at 31 December	(859,900)	(481,477)	(406,892)